Loans and Allowance for Credit Losses, 90 Days Past Due but Still Accruing (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	$ 22,569	$ 18,488
FHA Insured/VA Guaranteed [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	19,240	14,733
Student Loans under FFELP [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	1,281	1,106
Total Consumer [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	11,500	13,000
Total, not government insured/guaranteed
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	2,048	2,649
Total, not government insured/guaranteed | Commercial and Industrial Loans [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	153	308
Total, not government insured/guaranteed | Commercial Real Estate Mortgage [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	256	104
Total, not government insured/guaranteed | Commercial Real Estate Construction [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	89	193
Total, not government insured/guaranteed | Foreign Loans [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	6	22
Total, not government insured/guaranteed | Total Commercial [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	504	627
Total, not government insured/guaranteed | Real estate 1-4 family first mortgage [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	781	941
Total, not government insured/guaranteed | Real estate 1-4 family junior lien mortgage [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	279	366
Total, not government insured/guaranteed | Credit Card [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	346	516
Total, not government insured/guaranteed | Other revolving credit and installment [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	138	199
Total, not government insured/guaranteed | Total Consumer [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	$ 1,544	$ 2,022